Restricted Stocks	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RESTRICTED STOCKS
Note 16 – RESTRICTED STOCKS

As of June 30, 2013, the Company has 338,638 shares to be issued for services performed prior to the exchange agreement.

Number of Share
Granted but not issued at June 30, 2012	-

Issued during fiscal year ended June 30, 2012	-
Granted during fiscal year ended June 30, 2012	338,368
Granted but not issued at June 30, 2013	338,368